NYLIM FUNDS TRUST
51 Madison Avenue
New York, NY 10010

VIA EDGAR

August 28, 2026

Securities and Exchange Commission Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: NYLIM Funds Trust (the “Registrant”)
SEC File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 202 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 214 under the Investment Company Act of 1940, that became effective on August 28, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124.

Very truly yours,

/s/ Thomas C. Humbert, Jr.
Thomas C. Humbert, Jr.
Assistant Secretary